UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07458

                                                 Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

                                                 Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Patricia A. Rogers

Tweedy, Browne Company LLC

One Station Place, 5th Floor

                                             Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-0600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2016 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—82.4%

	Canada—1.2%
90,300	E-L Financial Corp., Ltd.	$49,488,077
1,500,000	National Bank of Canada	60,993,252

		110,481,329

	Chile—1.4%
15,195,200	Antofagasta PLC	126,737,758

	Czech Republic—0.0%(a)
2,800	Philip Morris CR a.s.	1,431,371

	France—11.8%
760,360	Cie Generale des Etablissements Michelin	84,770,488
7,719,256	CNP Assurances	143,297,478
4,304,900	Safran SA	310,668,036
5,998,250	SCOR SE	207,704,487
712,949	Teleperformance SA	71,664,124
4,782,031	Total SA	245,736,745

		1,063,841,358

	Germany—7.0%
3,792,735	Axel Springer SE	184,538,246
1,936,000	Henkel AG & Company, KGaA	202,117,183
652,000	Krones AG	59,760,993
42,354	KSB AG	16,663,019
228,337	Linde AG	37,594,960
699,000	Muenchener Rueckversicherungs AG	132,450,875

		633,125,276

	Hong Kong—1.1%
26,265,000	Emperor Entertainment Hotel Ltd.	6,199,409
5,678,136	Great Eagle Holdings Ltd.	27,060,888
6,111,500	Hang Lung Group Ltd.	21,283,027
15,525,711	Hongkong & Shanghai Hotels Ltd./The	17,221,531
434,500	Jardine Strategic Holdings Ltd.	14,425,400
8,737,000	Luen Thai Holdings Ltd.	3,684,953
59,000	Miramar Hotel & Investment	123,736
11,264,000	Oriental Watch Holdings	2,179,243
2,561,000	Tai Cheung Holdings Ltd.	2,252,764

		94,430,951

	Italy—0.5%
144,268	Buzzi Unicem SpA	3,425,279
4,795,392	SOL SpA(b)	40,311,863

		43,737,142

	Japan—1.6%
2,126,200	Ebara Corporation	60,704,300
1,368,700	Honda Motor Company Ltd.	40,074,682
73,800	Lintec Corporation	1,615,393
69,100	Mandom Corporation	2,985,930
1,443,500	NGK Spark Plug Company Ltd.	32,153,410
164,400	Nippon Kanzai Company Ltd.	2,555,470
400,000	Shinko Shoji Company Ltd.	4,256,012
87,800	T. Hasegawa Company Ltd.	1,466,407
	Undisclosed Security(c)	268,033

		146,079,637

Shares		Value (Note 1)

	Mexico—0.4%
520,112	Coca-Cola Femsa SA de CV, Sponsored ADR(d)	$33,047,916

	Netherlands—6.9%
2,136,174	Akzo Nobel NV	133,813,640
3,160,000	Heineken Holding NV	220,445,738
7,534,860	Royal Dutch Shell PLC, Class A	206,513,450
360,000	Telegraaf Media Groep NV, CVA	1,803,626
1,378,910	Unilever NV, CVA	56,889,182

		619,465,636

	Norway—0.5%
24,550	Ekornes ASA	303,748
900,000	Schibsted ASA	20,712,850
900,000	Schibsted ASA, Class B	19,134,031

		40,150,629

	Singapore—3.3%
12,787,454	DBS Group Holdings Ltd.	153,481,313
10,089,655	United Overseas Bank Ltd.	142,471,767

		295,953,080

	South Korea—3.8%
150,900	Daegu Department Store Company Ltd.	1,736,637
210,000	Hyundai Mobis Company Ltd.	45,901,639
1,461,400	Hyundai Motor Company	176,655,407
3,173,506	Kia Motors Corporation	103,129,749
95,895	LG Corporation	4,763,785
132,553	Samchully Company Ltd.	11,139,369
	Undisclosed Security(c)	823,208

		344,149,794

	Spain—1.0%
7,400,000	Mediaset España Comunicacion SA	87,027,603

	Sweden—0.0%(a)
63,360	Cloetta AB, B Shares	200,166

	Switzerland—13.5%
2,272,160	ABB Ltd.	48,020,856
388,000	CIE Financiere Richemont AG	25,749,594
218,165	Coltene Holding AG(b)	15,895,231
53,000	Daetwyler Holding AG, Bearer	7,217,199
3,582,515	Nestle SA, Registered	257,492,715
80	Neue Zuercher Zeitung(e)	478,182
3,275,000	Novartis AG, Registered	238,773,552
68,640	Phoenix Mecano AG(b)	31,674,285
1,084,000	Roche Holding AG	248,082,255
248,117	Siegfried Holding AG(b)	51,998,742
432,618	Tamedia AG	66,402,724
807,415	Zurich Insurance Group AG	222,757,088

		1,214,542,423

	Taiwan—0.0%(a)
739,000	Lumax International Corp., Ltd.	1,208,393
365,000	Thinking Electronic Industrial Company Ltd.	715,753

		1,924,146

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2016 (Unaudited)

Shares		Value (Note 1)

	Thailand—0.7%
14,267,700	Bangkok Bank Public Company Ltd., NVDR	$63,548,349

	United Kingdom—16.9%
12,880,300	BAE Systems PLC	94,140,511
1,325,000	British American Tobacco PLC	75,664,935
5,424,025	Daily Mail & General Trust PLC, Class A	52,076,109
7,854,302	Diageo PLC	204,779,217
44,753,887	G4S PLC	129,955,436
12,062,317	GlaxoSmithKline PLC	232,813,196
1,275,000	Hays PLC	2,350,579
415,000	Headlam Group PLC	2,501,158
22,104,832	HSBC Holdings PLC	179,424,732
1,111,325	Imperial Brands PLC	48,645,959
370,900	Pearson PLC	3,751,210
3,346,355	Provident Financial PLC	117,804,068
486,757	Shire PLC	28,172,470
6,803	Shire PLC, ADR	1,159,095
25,976,349	Standard Chartered PLC(e)	213,000,348
4,891,800	TT Electronics PLC	9,852,629
2,725,044	Unilever PLC	110,865,170
	Undisclosed Securities(c)	12,093,002

		1,519,049,824

	United States—10.8%
594,254	AGCO Corp	34,383,536
76,000	Alphabet Inc., Class A(e)	60,226,200
76,208	Alphabet Inc., Class C(e)	58,818,859
75,700	American National Insurance Company	9,432,977
412,200	Avnet, Inc.	19,624,842
1,315,780	Bank of New York Mellon Corporation/The	62,341,656
1,055,212	Baxter International, Inc.	46,788,100
436	Berkshire Hathaway Inc., Class A(e)	106,436,756
301	Berkshire Hathaway Inc., Class B(e)	49,057
5,214,000	Cisco Systems, Inc.	157,567,080
587,000	ConocoPhillips	29,432,180
1,258,435	Devon Energy Corporation	57,472,726
1,852,170	Halliburton Company	100,183,875
115,635	International Business Machines Corp	19,194,254
865,835	Johnson & Johnson	99,752,850
33,225	NOW Inc.(e)	680,116
882,900	Philip Morris International, Inc.	80,776,521
293,500	Phillips 66	25,361,335

		968,522,920

	TOTAL COMMON STOCKS (Cost $5,542,875,041)	7,407,447,308

Shares		Value (Note 1)

	PREFERRED STOCKS—0.6%

	Chile—0.4%
10,000,000	Embotelladora Andina SA	$36,923,871

	Croatia—0.1%
166,388	Adris Grupa d.d.	10,678,609

	Germany—0.1%
279,000	Villeroy & Boch AG	4,294,956

	TOTAL PREFERRED STOCKS (Cost $36,208,137)	51,897,436

	REGISTERED INVESTMENT COMPANY—6.1%
544,825,085	Dreyfus Treasury Prime Cash Management – Institutional Shares (Cost $544,825,085)	544,825,085

Face Value

	U.S. TREASURY BILLS—8.0%
$300,000,000	0.421%(f) due 01/19/17	299,937,825
300,000,000	0.453%(f) due 02/16/17	299,829,225
125,000,000	0.477%(f) due 04/27/17(d)	124,783,250

	TOTAL U.S. TREASURY BILLS (Cost $724,577,946)	724,550,300

TOTAL INVESTMENTS (Cost $6,848,486,209)	97.1%	8,728,720,129
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	2.7	245,160,296
OTHER ASSETS AND LIABILITIES (Net)	0.2	18,919,645

NET ASSETS	100.0%	$8,992,800,070

(a)	Amount represents less than 0.1% of net assets.
(b)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(c)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.
(d)	This security has been segregated to cover certain open forward contracts. At December 31, 2016, liquid assets totaling $157,831,166 have been segregated to cover such open forward contracts.
(e)	Non-income producing security.
(f)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

December 31, 2016 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	10.0%
Insurance	9.7
Banks	9.0
Energy	7.4
Capital Goods	7.3
Automobiles & Components	5.4
Beverage	5.1
Media	4.9
Food	4.7
Materials	3.8
Commercial Services & Supplies	2.3
Tobacco	2.3
Technology Hardware & Equipment	2.3
Household & Personal Products	2.3
Diversified Financials	2.0
Internet Software & Services	1.3
Health Care Equipment & Services	0.7
Real Estate	0.6
Consumer Durables & Apparel	0.3
Consumer Services	0.3
Electronic Equipment & Instruments	0.2
Software & Services	0.2
Retailing	0.2
Utilities	0.1

Total Common Stocks	82.4
Preferred Stocks	0.6
Registered Investment Company	6.1
U.S. Treasury Bills	8.0
Unrealized Appreciation on Forward Contracts (Net)	2.7
Other Assets and Liabilities (Net)	0.2

Net Assets	100.0%

Portfolio Composition

December 31, 2016 (Unaudited)

Schedule of Forward Exchange Contracts

December 31, 2016 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/16 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
45,000,000	Canadian Dollar	NTC	8/17/17	$(34,559,398)	$(33,655,045)	$904,353
8,000,000	Canadian Dollar	NTC	8/28/17	(6,196,027)	(5,984,098)	211,929
22,000,000	Canadian Dollar	NTC	9/21/17	(16,714,912)	(16,462,149)	252,763
35,000,000	Canadian Dollar	NTC	12/13/17	(26,422,473)	(26,222,175)	200,298
27,000,000	Canadian Dollar	SSB	12/18/17	(20,597,794)	(20,230,043)	367,751
7,000,000,000	Chilean Peso	SSB	4/17/17	(9,903,792)	(10,376,792)	(473,000)
15,000,000,000	Chilean Peso	SSB	12/7/17	(21,629,416)	(21,899,666)	(270,250)
70,000,000	European Union Euro	NTC	1/9/17	(77,372,750)	(73,872,114)	3,500,636
75,000,000	European Union Euro	JPM	2/17/17	(85,479,000)	(79,300,551)	6,178,449
100,000,000	European Union Euro	JPM	3/6/17	(111,821,000)	(105,823,913)	5,997,087
100,000,000	European Union Euro	NTC	3/8/17	(110,165,000)	(105,836,756)	4,328,244
100,000,000	European Union Euro	SSB	3/21/17	(112,640,000)	(105,920,310)	6,719,690
55,000,000	European Union Euro	SSB	4/17/17	(63,547,825)	(58,340,165)	5,207,660
115,000,000	European Union Euro	BNY	4/24/17	(131,189,125)	(122,026,428)	9,162,697
90,000,000	European Union Euro	NTC	4/27/17	(103,212,000)	(95,513,187)	7,698,813
75,000,000	European Union Euro	BNY	5/2/17	(85,972,500)	(79,614,114)	6,358,386
45,000,000	European Union Euro	JPM	8/17/17	(51,106,500)	(48,041,180)	3,065,320
90,000,000	European Union Euro	SSB	10/16/17	(102,243,600)	(96,414,775)	5,828,825
65,000,000	European Union Euro	SSB	10/26/17	(72,423,975)	(69,673,068)	2,750,907
150,000,000	European Union Euro	SSB	11/8/17	(168,486,000)	(160,904,686)	7,581,314
50,000,000	European Union Euro	SSB	11/13/17	(56,552,500)	(53,650,384)	2,902,116
100,000,000	European Union Euro	NTC	11/15/17	(112,267,500)	(107,313,163)	4,954,337

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

December 31, 2016 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/16 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
75,000,000	European Union Euro	NTC	11/20/17	$(83,124,375)	$(80,508,124)	$2,616,251
40,000,000	European Union Euro	SSB	11/22/17	(43,701,200)	(42,942,628)	758,572
150,000,000	European Union Euro	NTC	12/18/17	(161,081,250)	(161,277,160)	(195,910)
45,000,000	European Union Euro	BNY	12/28/17	(47,700,000)	(48,410,490)	(710,490)
50,000,000	Great Britain Pound Sterling	JPM	2/16/17	(72,441,000)	(61,858,775)	10,582,225
50,000,000	Great Britain Pound Sterling	NTC	2/16/17	(72,392,000)	(61,858,775)	10,533,225
35,000,000	Great Britain Pound Sterling	NTC	3/6/17	(48,944,000)	(43,319,191)	5,624,809
45,000,000	Great Britain Pound Sterling	JPM	3/8/17	(62,824,050)	(55,699,182)	7,124,868
45,000,000	Great Britain Pound Sterling	SSB	3/27/17	(65,414,250)	(55,728,451)	9,685,799
20,000,000	Great Britain Pound Sterling	SSB	4/17/17	(28,307,700)	(24,781,125)	3,526,575
50,000,000	Great Britain Pound Sterling	NTC	4/24/17	(70,918,000)	(61,963,385)	8,954,615
85,000,000	Great Britain Pound Sterling	BNY	4/27/17	(122,455,250)	(105,345,460)	17,109,790
60,000,000	Great Britain Pound Sterling	BNY	5/22/17	(86,994,000)	(74,406,858)	12,587,142
60,000,000	Great Britain Pound Sterling	NTC	7/5/17	(79,398,000)	(74,488,411)	4,909,589
65,000,000	Great Britain Pound Sterling	SSB	8/9/17	(87,267,700)	(80,776,909)	6,490,791
65,000,000	Great Britain Pound Sterling	BNY	8/17/17	(85,189,000)	(80,795,476)	4,393,524
45,000,000	Great Britain Pound Sterling	JPM	9/21/17	(59,836,500)	(55,991,635)	3,844,865
50,000,000	Great Britain Pound Sterling	NTC	10/16/17	(62,537,000)	(62,257,693)	279,307
55,000,000	Great Britain Pound Sterling	NTC	11/8/17	(67,863,125)	(68,528,826)	(665,701)
90,000,000	Great Britain Pound Sterling	SSB	11/21/17	(112,946,850)	(112,180,080)	766,770
60,000,000	Great Britain Pound Sterling	BNY	12/28/17	(74,784,000)	(74,865,406)	(81,406)
2,000,000,000	Japanese Yen	SSB	6/7/17	(16,641,704)	(17,286,761)	(645,057)
1,200,000,000	Japanese Yen	JPM	8/21/17	(10,733,904)	(10,415,823)	318,081
3,500,000,000	Japanese Yen	JPM	9/6/17	(31,780,219)	(30,408,121)	1,372,098
3,000,000,000	Japanese Yen	BNY	9/19/17	(27,090,482)	(26,084,081)	1,006,401
250,000,000	Mexican Peso	BNY	3/8/17	(13,395,847)	(12,023,863)	1,371,984
420,000,000	Mexican Peso	NTC	11/22/17	(19,622,134)	(19,411,542)	210,592
310,000,000	Norwegian Krone	JPM	1/9/17	(35,263,338)	(36,017,668)	(754,330)
80,000,000	Singapore Dollar	JPM	4/27/17	(59,180,352)	(55,348,267)	3,832,085
27,000,000	Singapore Dollar	JPM	5/22/17	(19,555,298)	(18,679,197)	876,101
40,000,000	Singapore Dollar	SSB	5/31/17	(28,781,120)	(27,672,436)	1,108,684
60,000,000	Singapore Dollar	JPM	6/8/17	(43,296,291)	(41,508,054)	1,788,237
45,000,000	Singapore Dollar	BNY	7/13/17	(33,190,736)	(31,129,284)	2,061,452
33,000,000	Singapore Dollar	SSB	8/17/17	(24,571,305)	(22,827,115)	1,744,190
40,000,000	Singapore Dollar	SSB	9/21/17	(29,289,846)	(27,667,986)	1,621,860
50,000,000	Singapore Dollar	JPM	12/7/17	(35,014,006)	(34,581,560)	432,446
50,000,000	Singapore Dollar	SSB	12/28/17	(34,569,612)	(34,580,709)	(11,097)
40,000,000,000	South Korean Won	JPM	5/2/17	(34,650,035)	(33,135,466)	1,514,569
35,000,000,000	South Korean Won	JPM	5/31/17	(29,355,028)	(29,003,757)	351,271
35,000,000,000	South Korean Won	SSB	6/8/17	(29,209,264)	(29,006,579)	202,685
25,000,000,000	South Korean Won	SSB	8/23/17	(22,711,787)	(20,743,304)	1,968,483
40,000,000,000	South Korean Won	SSB	8/28/17	(35,571,365)	(33,192,070)	2,379,295
34,000,000,000	South Korean Won	JPM	10/26/17	(30,316,540)	(28,241,215)	2,075,325
25,000,000,000	South Korean Won	SSB	12/28/17	(20,992,350)	(20,787,357)	204,993
44,000,000	Swiss Franc	BNY	3/6/17	(45,421,699)	(43,473,020)	1,948,679
100,000,000	Swiss Franc	NTC	3/8/17	(102,495,772)	(98,814,945)	3,680,827
45,000,000	Swiss Franc	NTC	3/21/17	(46,454,011)	(44,503,695)	1,950,316
45,000,000	Swiss Franc	SSB	4/27/17	(47,329,063)	(44,610,069)	2,718,994
40,000,000	Swiss Franc	NTC	6/8/17	(41,298,849)	(39,761,543)	1,537,306
60,000,000	Swiss Franc	BNY	8/17/17	(62,794,348)	(59,935,780)	2,858,568
40,000,000	Swiss Franc	BNY	11/8/17	(41,788,550)	(40,199,420)	1,589,130
80,000,000	Swiss Franc	JPM	11/13/17	(84,334,809)	(80,428,212)	3,906,597
100,000,000	Swiss Franc	BNY	11/15/17	(104,799,832)	(100,549,959)	4,249,873
80,000,000	Swiss Franc	SSB	11/20/17	(82,826,024)	(80,469,369)	2,356,655
70,000,000	Swiss Franc	JPM	11/22/17	(71,501,532)	(70,420,994)	1,080,538
65,000,000	Swiss Franc	JPM	12/13/17	(65,957,706)	(65,491,480)	466,226
50,000,000	Swiss Franc	BNY	12/18/17	(50,289,921)	(50,396,513)	(106,592)
650,000,000	Thailand Baht	JPM	5/16/17	(18,197,088)	(18,141,238)	55,850
850,000,000	Thailand Baht	BNY	6/5/17	(23,617,672)	(23,721,897)	(104,225)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

December 31, 2016 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/16 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
500,000,000	Thailand Baht	JPM	6/13/17	$(14,048,890)	$(13,953,761)	$95,129
400,000,000	Thailand Baht	BNY	8/28/17	(11,444,921)	(11,162,379)	282,542

TOTAL				$(4,756,005,587)	$(4,510,845,291)	$245,160,296

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

December 31, 2016 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—84.2%

	Canada—0.6%
3,500	E-L Financial Corp., Ltd.	$1,918,143

	France—13.9%
194,310	CNP Assurances	3,607,101
167,400	Safran SA	12,080,613
414,885	SCOR SE	14,366,436
29,680	Teleperformance SA	2,983,371
218,433	Total SA	11,224,732

		44,262,253

	Germany—8.3%
177,000	Axel Springer SE	8,612,060
50,800	Henkel AG & Company, KGaA	5,303,487
26,726	Krones AG	2,449,651
29,038	Muenchener Rueckversicherungs AG	5,502,301
36,984	Siemens AG	4,556,246

		26,423,745

	Hong Kong—1.6%
4,870,000	Emperor Entertainment Hotel Ltd.	1,149,481
316,349	Great Eagle Holdings Ltd.	1,507,658
20,587	Jardine Strategic Holdings Ltd.	683,488
625,000	Luen Thai Holdings Ltd.	263,603
109,796	Miramar Hotel & Investment	230,266
4,448,000	Oriental Watch Holdings	860,553
655,000	Tai Cheung Holdings Ltd.	576,166

		5,271,215

	Italy—1.0%
113,408	Buzzi Unicem SpA	2,692,586
66,455	SOL SpA	558,646

		3,251,232

	Japan—2.0%
110,200	Ebara Corporation	3,146,277
61,700	Lintec Corporation	1,350,539
83,600	NGK Spark Plug Company Ltd.	1,862,158

		6,358,974

	Netherlands—6.0%
54,850	Akzo Nobel NV	3,435,899
29,000	Heineken Holding NV	2,023,078
29,400	Heineken NV	2,209,752
181,407	Royal Dutch Shell PLC, Class A	4,971,955
161,712	Unilever NV, CVA	6,671,692

		19,312,376

	Singapore—4.8%
657,813	DBS Group Holdings Ltd.	7,895,395
950,893	Metro Holdings Ltd.	654,903
488,670	United Overseas Bank Ltd.	6,900,303

		15,450,601

	South Korea—5.0%
10,245	Hyundai Mobis Company Ltd.	2,239,344
56,125	Hyundai Motor Company	6,784,443
164,700	Kia Motors Corporation	5,352,273

Shares		Value (Note 1)

	South Korea (continued)
5,674	LG Corporation	$281,868
13,800	Samchully Company Ltd.	1,159,712

		15,817,640

	Switzerland—15.4%
157,355	ABB Ltd.	3,325,612
17,047	Coltene Holding AG	1,242,023
142,100	Nestle SA, Registered	10,213,416
161,339	Novartis AG, Registered	11,762,897
5,015	Phoenix Mecano AG	2,314,198
56,300	Roche Holding AG	12,884,715
665	Tamedia AG	102,071
26,799	Zurich Insurance Group AG	7,393,555

		49,238,487

	Thailand—1.7%
1,220,100	Bangkok Bank Public Company Ltd., NVDR	5,434,327

	United Kingdom—13.5%
547,600	BAE Systems PLC	4,002,340
238,503	Daily Mail & General Trust PLC, Class A	2,289,869
344,873	Diageo PLC	8,991,610
2,477,190	G4S PLC	7,193,214
5,113	GlaxoSmithKline PLC	98,685
821,432	HSBC Holdings PLC	6,667,557
116,639	Imperial Brands PLC	5,105,632
5,082	Shire PLC	294,135
831,653	Standard Chartered PLC(a)	6,819,372
144,469	TT Electronics PLC	290,977
	Undisclosed Securities(b)	1,528,387

		43,281,778

	United States—10.4%
53,840	AGCO Corp	3,115,182
89,387	Avnet, Inc.	4,255,715
212,500	Cisco Systems, Inc.	6,421,750
29,399	ConocoPhillips	1,474,066
70,900	Halliburton Company	3,834,981
78,600	Johnson & Johnson	9,055,506
36,100	MasterCard, Inc., Class A	3,727,325
14,700	Phillips 66	1,270,227

		33,154,752

	TOTAL COMMON STOCKS (Cost $238,363,215)	269,175,523

	PREFERRED STOCKS—1.2%

	Chile—1.1%
940,000	Embotelladora Andina SA	3,470,844

	Germany—0.1%
648	KSB AG	242,635

	TOTAL PREFERRED STOCKS (Cost $3,051,153)	3,713,479

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

December 31, 2016 (Unaudited)

Shares		Value (Note 1)

	REGISTERED INVESTMENT COMPANY—14.0%
44,682,372	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $44,682,372)	$44,682,372

TOTAL INVESTMENTS (Cost $286,096,740)	99.4%	317,571,374
OTHER ASSETS AND LIABILITIES (Net)	0.6	1,969,870

NET ASSETS	100.0%	$319,541,244

(a)	Non-income producing security.
(b)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

Abbreviations:
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

Sector Diversification

December 31, 2016 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	10.7%
Banks	10.6
Capital Goods	10.5
Insurance	10.3
Energy	7.1
Food	5.3
Automobiles & Components	5.1
Beverage	4.1
Media	3.4
Commercial Services & Supplies	3.2
Technology Hardware & Equipment	2.8
Materials	2.5
Household & Personal Products	1.7
Tobacco	1.6
Electronic Equipment & Instruments	1.3
Software & Services	1.2
Retailing	0.9
Real Estate	0.6
Consumer Services	0.4
Health Care Equipment & Services	0.4
Utilities	0.4
Consumer Durables & Apparel	0.1

Total Common Stocks	84.2
Preferred Stocks	1.2
Registered Investment Company	14.0
Other Assets and Liabilities (Net)	0.6

Net Assets	100.0%

Portfolio Composition

December 31, 2016 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

December 31, 2016 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—82.1%

	Chile—1.2%
846,500	Antofagasta PLC	$7,060,355

	France—5.0%
360,300	CNP Assurances	6,688,479
411,111	Total SA	21,125,977

		27,814,456

	Germany—4.0%
164,718	Axel Springer SE	8,014,473
84,400	Henkel AG & Company, KGaA	8,811,307
29,300	Muenchener Rueckversicherungs AG	5,551,947

		22,377,727

	Japan—0.4%
87,000	Honda Motor Company Ltd.	2,547,306

	Netherlands—8.2%
297,000	Heineken Holding NV	20,719,109
650,619	Royal Dutch Shell PLC, Class A	17,831,993
183,946	Unilever NV, ADR	7,552,823

		46,103,925

	Singapore—1.4%
550,917	United Overseas Bank Ltd.	7,779,267

	South Korea—3.4%
86,700	Hyundai Motor Company	10,480,378
260,000	Kia Motors Corporation	8,449,247

		18,929,625

	Switzerland—11.5%
238,000	Nestle SA, Registered, Sponsored ADR	17,074,120
254,363	Novartis AG, Registered	18,545,086
79,800	Roche Holding AG	18,262,882
38,415	Zurich Insurance Group AG	10,598,284

		64,480,372

	United Kingdom—7.5%
143,583	Diageo PLC, Sponsored ADR	14,924,017
1,214,061	HSBC Holdings PLC	9,854,523
78,645	Shire PLC	4,551,807
1,099	Shire PLC, ADR	187,248
500,000	Standard Chartered PLC(a)	4,099,890
205,000	Unilever PLC, Sponsored ADR	8,343,500

		41,960,985

	United States—39.5%
94,535	3M Company	16,881,115
6,150	Alphabet Inc., Class A(a)	4,873,567

Shares		Value (Note 1)

	United States (continued)
6,166	Alphabet Inc., Class C(a)	$4,759,042
393,000	Bank of New York Mellon Corporation/The	18,620,340
170,490	Baxter International, Inc.	7,559,527
80	Berkshire Hathaway Inc., Class A(a)	19,529,680
30,626	Berkshire Hathaway Inc., Class B(a)	4,991,425
527,475	Cisco Systems, Inc.	15,940,294
230,068	Comcast Corporation, Class A	15,886,195
161,695	ConocoPhillips	8,107,387
286,520	Devon Energy Corporation	13,085,368
129,850	Emerson Electric Company	7,239,138
151,709	Halliburton Company	8,205,940
128,400	Johnson & Johnson	14,792,964
101,925	MasterCard, Inc., Class A	10,523,756
488,706	MRC Global, Inc.(a)	9,901,184
36,818	National Western Life Insurance Company, Class A	11,443,034
51,335	Philip Morris International, Inc.	4,696,639
437,085	Wells Fargo & Company	24,087,754

		221,124,349

	TOTAL COMMON STOCKS (Cost $268,288,663)	460,178,367

	REGISTERED INVESTMENT COMPANY—14.2%
79,372,032	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $79,372,032)	79,372,032

Face Value

	U.S. TREASURY BILL—2.5%
$14,000,000	0.609%(b) due 06/08/17(c) (Cost $13,963,164)	13,962,382

TOTAL INVESTMENTS (Cost $361,623,859)	98.8%	553,512,781
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.2	6,567,456
OTHER ASSETS AND LIABILITIES (Net)	0.0	145,911

NET ASSETS	100.0%	$560,226,148

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At December 31, 2016, liquid assets totaling $13,962,382 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

December 31, 2016 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	12.2%
Insurance	10.5
Pharmaceuticals, Biotechnology & Life Sciences	10.0
Banks	8.2
Beverage	6.4
Capital Goods	6.1
Food	5.9
Media	4.3
Automobiles & Components	3.8
Software & Services	3.6
Diversified Financials	3.3
Technology Hardware & Equipment	2.8
Household & Personal Products	1.6
Health Care Equipment & Services	1.3
Materials	1.3
Tobacco	0.8

Total Common Stocks	82.1
Registered Investment Company	14.2
U.S. Treasury Bill	2.5
Unrealized Appreciation on Forward Contracts (Net)	1.2
Other Assets and Liabilities (Net)	0.0 (a)

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

December 31, 2016 (Unaudited)

Schedule of Forward Exchange Contracts

December 31, 2016 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/16 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
5,000,000	European Union Euro	JPM	03/06/17	$(5,591,050)	$(5,291,196)	$299,854
23,000,000	European Union Euro	NTC	03/08/17	(25,337,950)	(24,342,454)	995,496
14,000,000	European Union Euro	BNY	04/24/17	(15,970,850)	(14,855,391)	1,115,459
2,500,000	European Union Euro	JPM	07/05/17	(2,794,800)	(2,662,376)	132,424
2,750,000	European Union Euro	SSB	11/22/17	(3,004,458)	(2,952,306)	52,152
7,000,000	European Union Euro	NTC	12/18/17	(7,517,125)	(7,526,268)	(9,143)
6,500,000	European Union Euro	BNY	12/28/17	(6,890,000)	(6,992,626)	(102,626)
4,500,000	Great Britain Pound Sterling	JPM	02/16/17	(6,519,690)	(5,567,290)	952,400
6,000,000	Great Britain Pound Sterling	NTC	05/22/17	(8,694,300)	(7,440,686)	1,253,614
1,500,000	Great Britain Pound Sterling	NTC	07/05/17	(1,984,950)	(1,862,210)	122,740
3,200,000	Great Britain Pound Sterling	BNY	08/17/17	(4,193,920)	(3,977,623)	216,297
1,500,000	Great Britain Pound Sterling	NTC	10/03/17	(1,960,800)	(1,867,032)	93,768
3,000,000	Great Britain Pound Sterling	SSB	12/18/17	(3,808,290)	(3,742,247)	66,043
2,700,000	Great Britain Pound Sterling	BNY	12/28/17	(3,365,280)	(3,368,943)	(3,663)
130,000,000	Japanese Yen	JPM	08/21/17	(1,162,839)	(1,128,381)	34,458
1,250,000	Singapore Dollar	JPM	11/08/17	(900,752)	(864,571)	36,181
9,000,000	Singapore Dollar	SSB	12/28/17	(6,222,530)	(6,224,528)	(1,998)
3,000,000,000	South Korean Won	JPM	05/02/17	(2,598,753)	(2,485,160)	113,593
7,500,000,000	South Korean Won	SSB	12/18/17	(6,393,153)	(6,235,230)	157,923
2,500,000,000	South Korean Won	SSB	12/28/17	(2,099,235)	(2,078,736)	20,499
3,500,000	Swiss Franc	NTC	03/08/17	(3,587,352)	(3,458,523)	128,829
2,500,000	Swiss Franc	JPM	07/05/17	(2,610,857)	(2,489,552)	121,305
3,000,000	Swiss Franc	BNY	08/17/17	(3,139,717)	(2,996,789)	142,928
5,000,000	Swiss Franc	NTC	10/03/17	(5,278,716)	(5,011,749)	266,967
6,700,000	Swiss Franc	BNY	11/08/17	(6,999,582)	(6,733,403)	266,179
8,000,000	Swiss Franc	JPM	11/22/17	(8,171,604)	(8,048,114)	123,490
13,000,000	Swiss Franc	BNY	12/18/17	(13,075,380)	(13,103,093)	(27,713)

TOTAL				$(159,873,933)	$(153,306,477)	$6,567,456

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon	NTC	—	Northern Trust Company
JPM	—	JPMorgan Chase Bank NA	SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

December 31, 2016 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—90.8%

	France—15.0%
73,530	Cie Generale des Etablissements Michelin	$8,197,662
312,900	CNP Assurances	5,808,562
75,070	Safran SA	5,417,512
294,000	SCOR SE	10,180,489
250,000	Total SA	12,846,882

		42,451,107

	Germany—9.8%
245,600	Axel Springer SE	11,949,844
28,700	Muenchener Rueckversicherungs AG	5,438,255
85,500	Siemens AG	10,533,177

		27,921,276

	Netherlands—4.8%
493,000	Royal Dutch Shell PLC, Class A	13,512,014

	Singapore—8.2%
965,668	DBS Group Holdings Ltd.	11,590,422
823,000	United Overseas Bank Ltd.	11,621,236

		23,211,658

	Switzerland—20.3%
348,000	ABB Ltd.	7,354,789
217,900	Nestle SA, Registered	15,661,529
153,000	Novartis AG, Registered	11,154,917
47,000	Roche Holding AG	10,756,334
46,000	Zurich Insurance Group AG	12,690,904

		57,618,473

	Thailand—0.6%
386,200	Bangkok Bank Public Company Ltd., NVDR	1,720,135

Shares		Value (Note 1)

	United Kingdom—14.7%
310,855	BAE Systems PLC	$2,272,001
475,800	Diageo PLC	12,405,170
2,374,466	G4S PLC	6,894,927
525,000	GlaxoSmithKline PLC	10,132,956
1,212,400	HSBC Holdings PLC	9,841,040

		41,546,094

	United States—17.4%
408,350	Cisco Systems, Inc.	12,340,337
79,640	ConocoPhillips	3,993,150
59,800	Johnson & Johnson	6,889,558
224,370	Verizon Communications, Inc.	11,976,871
201,400	Wells Fargo & Company	11,099,154
64,175	Williams-Sonoma, Inc.	3,105,428

		49,404,498

	TOTAL COMMON STOCKS (Cost $211,109,576)	257,385,255

	REGISTERED INVESTMENT COMPANY—8.9%
25,164,672	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $25,164,672)	25,164,672

TOTAL INVESTMENTS (Cost $236,274,248)	99.7%	282,549,927
OTHER ASSETS AND LIABILITIES (Net)	0.3	820,128

NET ASSETS	100.0%	$283,370,055

Abbreviations:
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

December 31, 2016 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Banks	16.2%
Pharmaceuticals, Biotechnology & Life Sciences	13.7
Insurance	12.1
Energy	10.7
Capital Goods	9.0
Food	5.5
Beverage	4.4
Technology Hardware & Equipment	4.4
Telecommunication Services	4.2
Media	4.2
Automobiles & Components	2.9
Commercial Services & Supplies	2.4
Retailing	1.1

Total Common Stocks	90.8
Registered Investment Company	8.9
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

Portfolio Composition

December 31, 2016 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of December 31, 2016. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$110,481,329	$60,993,252	$49,488,077	$—
Switzerland	1,214,542,423	1,214,064,241	478,182	—
All Other Countries	6,082,423,556	6,082,423,556	—	—
Preferred Stocks
Chile	36,923,871	—	36,923,871	—
All Other Countries	14,973,565	14,973,565	—	—
Registered Investment Company	544,825,085	544,825,085	—	—
U.S. Treasury Bills	724,550,300	—	724,550,300	—

Total Investments in Securities	8,728,720,129	7,917,279,699	811,440,430	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	249,178,354	—	249,178,354	—
Liability
Unrealized depreciation of forward exchange contracts	(4,018,058)	—	(4,018,058)	—

Total	$8,973,880,425	$7,917,279,699	$1,056,600,726	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

	Global Value Fund II – Currency Unhedged
	Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$1,918,143	$—	$1,918,143	$—
All Other Countries	267,257,380	267,257,380	—	—
Preferred Stocks
Chile	3,470,844	—	3,470,844	—
All Other Countries	242,635	242,635	—	—
Registered Investment Company	44,682,372	44,682,372	—	—

Total	$317,571,374	$312,182,387	$5,388,987	$—

	Value Fund
	Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$460,178,367	$460,178,367	$—	$—
Registered Investment Company	79,372,032	79,372,032	—	—
U.S. Treasury Bill	13,962,382	—	13,962,382	—

Total Investments in Securities	553,512,781	539,550,399	13,962,382	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	6,712,599	—	6,712,599	—
Liability
Unrealized depreciation of forward exchange contracts	(145,143)	—	(145,143)	—

Total	$560,080,237	$539,550,399	$20,529,838	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at December 31, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$282,549,927	$282,549,927	$—	$—

As of December 31, 2016, securities with end of period values of $36,923,871 and $3,470,844, held by Global Value Fund and Global Value Fund II – Currency Unhedged, respectively, were transferred from Level 1 into Level 2 due to no trading volume on that day.

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

the time that it was opened and the value of the contract at the time that it was closed.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended (“the 1940 Act”) defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the nine months ended December 31, 2016:

Shares Held at 3/31/16	Name of Issuer	Value at 3/31/16	Purchase Cost	Sales Proceeds	Value at 12/31/16	Shares Held at 12/31/16
218,165	Coltene Holding AG	$14,807,837	$ —	$ —	$15,895,231	218,165
68,640	Phoenix Mecano AG	30,730,852	—	—	31,674,285	68,640
248,117	Siegfried Holding AG	45,936,557	—	—	51,998,742	248,117
4,795,392	SOL SpA	42,733,055	—	—	40,311,863	4,795,392
		$134,208,301	$ —	$ —	$139,880,121

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.

2. Tax Information

As of December 31, 2016, the aggregate cost of securities in each Fund’s portfolio for federal tax purposes was as follows:

Global Value Fund	$6,848,486,209
Global Value Fund II – Currency Unhedged	$286,096,740
Value Fund	$361,623,859
Worldwide High Dividend Yield Value Fund	$236,274,248

The aggregate gross unrealized appreciation/depreciation and net unrealized appreciation as computed on a federal income tax basis at December 31, 2016 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$2,373,472,774	$(493,238,854)	$1,880,233,920
Global Value Fund II – Currency Unhedged	47,758,492	(16,283,858)	31,474,634
Value Fund	208,828,884	(16,939,962)	191,888,922
Worldwide High Dividend Yield Value Fund	52,463,972	(6,188,293)	46,275,679

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date     February 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date     February 7, 2017

By (Signature and Title)*	/s/ Roger R. de Bree
Roger R. de Bree, Treasurer
(principal financial officer)

Date     February 7, 2017

* Print the name and title of each signing officer under his or her signature.